UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9537

MFS CALIFORNIA MUNICIPAL FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2012

MFS® CALIFORNIA MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 165.2%
Airport Revenue - 7.8%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 2038	$750,000	$837,237
Orange County, CA, Airport Rev., “A”, 5%, 2031	190,000	215,399
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2021	500,000	596,095
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2030	285,000	319,502
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2031	150,000	167,508
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	440,000	490,978

		$2,626,719
General Obligations - General Purpose - 13.3%
Commonwealth of Puerto Rico, “A”, 5.5%, 2018	$370,000	$415,051
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	740,000	770,125
State of California, AMBAC, 6%, 2017	1,000,000	1,208,100
State of California, 5%, 2019	300,000	362,538
State of California, 5.25%, 2035	455,000	522,058
State of California, 5.5%, 2040	630,000	726,233
State of California, 5.25%, 2040	415,000	473,689

		$4,477,794
General Obligations - Schools - 24.4%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 2028	$500,000	$573,685
Banning, CA, Unified School District (Election of 2006), “B”, ASSD GTY, 5.25%, 2033	500,000	551,325
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	60,000	66,344
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	515,000	206,371
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 2034	355,000	396,251
Napa Valley, CA, Unified School District, 5%, 2020	225,000	272,828
Peralta, CA, Community College District, AGM, 5%, 2016	500,000	576,570
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 2034	500,000	556,840
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 2029	1,000,000	1,292,340
San Diego County, CA, Southwestern Community College District (Election of 2008), “C”, 5%, 2040	370,000	412,128
San Diego, CA, Community College (Election of 2002), 5.25%, 2033	125,000	146,926
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 2018	400,000	344,032
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 2025	500,000	541,040
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 2034	500,000	563,795
Washington, CA, Yolo County Unified School District (New High School Project), 5%, 2021	450,000	488,597
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2023	500,000	631,610
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2021	500,000	604,855

		$8,225,537
Healthcare Revenue - Hospitals - 26.9%
ABAG Finance Authority for Non-Profit Corps, CA, Rev. (Sharp Healthcare), 6.25%, 2039	$505,000	$596,955
ABAG Finance Authority for Non-Profit Corps, CA, Rev. (Sharp Healthcare), “A”, 5%, 2026	110,000	123,966
California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5%, 2034	250,000	268,175
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 2033	295,000	336,035
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2032	525,000	595,240
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2040	255,000	279,161
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.5%, 2020	500,000	615,525
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	500,000	599,730
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2027	250,000	263,420
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 2037	500,000	527,900
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,000,000	1,061,050
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	500,000	554,915
California Statewide Communities Development Authority Rev. (Huntington Memorial Hospital), 5%, 2035	535,000	549,675

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	$455,000	$495,022
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 2030	260,000	294,185
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 2032	610,000	688,989
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 2041	450,000	500,229
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	400,000	418,932
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	250,000	300,475

		$9,069,579
Healthcare Revenue - Long Term Care - 4.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 2041	$150,000	$169,671
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Odd Fellows Home), NATL, 6%, 2024	1,000,000	1,003,620
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 5.25%, 2034	230,000	240,895

		$1,414,186
Miscellaneous Revenue - Other - 1.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$385,000	$416,655
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	160,000	172,526

		$589,181
Sales & Excise Tax Revenue - 2.1%
California Economic Recovery, “A”, 5%, 2020	$250,000	$305,425
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	250,000	258,503
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	1,625,000	142,139

		$706,067
Single Family Housing Revenue - Local - 0.0%
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “A”, GNMA, 6.35%, 2029	$5,000	$5,136

Single Family Housing - Other - 1.6%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 4.5%, 2028	$500,000	$523,135

Single Family Housing - State - 4.0%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$305,000	$287,722
California Housing Finance Agency Rev. (Home Mortgage), “K”, 5.3%, 2023	355,000	360,641
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	555,000	568,248
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	140,000	142,939

		$1,359,550
Solid Waste Revenue - 1.5%
Salinas Valley, CA, Solid Waste Authority Rev., AMBAC, 5.125%, 2022	$500,000	$501,650

State & Agency - Other - 1.5%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 2027	$500,000	$492,580

State & Local Agencies - 17.8%
Compton, CA, Public Finance Authority, AMBAC, 5%, 2032	$500,000	$356,640
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	255,000	262,999
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., BHAC, 5%, 2038	1,000,000	1,028,230
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,000,000	1,021,450
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 2019	500,000	546,470
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2018	2,020,000	1,625,979
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2023	1,220,000	727,388
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 2030	390,000	439,066

		$6,008,222

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - 9.4%
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 2029	$1,000,000	$1,013,290
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	100,000	101,099
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 4%, 2022	115,000	122,508
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 2023	60,000	68,785
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 2025	500,000	528,855
San Dieguito, CA, Public Facilities Authority, “A”, AMBAC, 5%, 2032	500,000	526,040
San Jose, CA, Redevelopment Agency, Tax Allocation (Merged Area Redevelopment Project), “C”, NATL, 4.25%, 2030	900,000	799,200

		$3,159,777
Tobacco - 4.1%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	$1,000,000	$765,970
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	715,000	607,042

		$1,373,012
Toll Roads - 0.8%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$250,000	$250,378

Transportation - Special Tax - 2.7%
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, AGM, 5.5%, 2016 (c)	$450,000	$536,333
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 2037	335,000	376,128

		$912,461
Universities - Colleges - 6.9%
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	$120,000	$125,675
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2030	285,000	353,463
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2028	375,000	435,424
California State University Rev., “A”, 5%, 2024	370,000	446,253
University Enterprises, Inc. (Auxiliary Organization), “A”, FGIC, 4.375%, 2030	500,000	507,230
University of California Rev., “G”, 4%, 2029	430,000	467,801

		$2,335,846
Universities - Secondary Schools - 1.4%
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.1%, 2032	$150,000	$155,573
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 2047	315,000	326,674

		$482,247
Utilities - Municipal Owned - 12.0%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2019	$805,000	$990,762
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	205,000	255,012
Imperial Irrigation District Electric Rev., “A”, 5%, 2017	500,000	591,085
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 2024	390,000	448,410
Sacramento, CA, Municipal Utility District Rev., “U”, AGM, 5%, 2019	750,000	898,680
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 2025	370,000	444,359
Vernon, CA, Electric System Rev., “A”, 5.5%, 2041	370,000	402,989

		$4,031,297
Utilities - Other - 2.7%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$245,000	$310,898
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	585,000	605,937

		$916,835
Water & Sewer Utility Revenue - 18.3%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 2034	$500,000	$534,350
California Department of Water Resources (Center Valley Project), “A-E”, 5%, 2028	500,000	585,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Chino Basin, CA, Regional Financing Authority Rev. (Inland Empire Utilities Agency), “A”, AMBAC, 5%, 2038 (f)	$1,000,000	$1,074,510
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	135,000	136,033
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	110,000	116,857
Escondido CA, Joint Powers Financing Authority Rev., (Water System Financing), 5%, 2041	460,000	509,413
Los Angeles, CA, Department of Water & Power Waterworks Rev., “C”, NATL, 5%, 2029	500,000	533,055
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	440,000	491,709
Norco, CA, Financing Authority Enterprise Rev., AGM, 5.625%, 2039	215,000	239,684
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5%, 2023	445,000	548,187
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	335,000	388,091
Sonoma County, CA, Water Agency Rev., “A”, AGM, 5%, 2036	600,000	640,518
Southern California Metropolitan Water District Rev., “A”, 5%, 2028	325,000	376,740

		$6,174,472
Total Municipal Bonds		$55,635,661

Money Market Funds - 6.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	1,999,102	$1,999,102
Total Investments		$57,634,763

Other Assets, Less Liabilities - 1.5%		489,888

Preferred shares (Issued by the Fund) - (72.6)%		(24,450,000)
Net Assets applicable to common shares - 100.0%		$33,674,651

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 8/31/12

Futures Contracts Outstanding at 8/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	4	$605,625	December - 2012	$(8,014)
U.S. Treasury Note 10 yr (Short)	USD	20	2,674,375	December - 2012	(20,070)

					$(28,084)

At August 31, 2012, the fund had liquid securities with an aggregate value of $44,055 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$55,635,661	$—	$55,635,661
Mutual Funds	1,999,102	—	—	1,999,102
Total Investments	$1,999,102	$55,635,661	$—	$57,634,763

Other Financial Instruments
Futures Contracts	$(28,084)	$—	$—	$(28,084)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$53,742,683
Gross unrealized appreciation	$4,283,118
Gross unrealized depreciation	(391,038)
Net unrealized appreciation (depreciation)	$3,892,080

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfiolio	2,533,794	9,710,378	(10,245,070)	1,999,102

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfiolio	$—	$—	$1,363	$1,999,102

(4) Subsequent Event

On September 17, 2012, the fund issued 977 of Variable Rate Municipal Term Preferred Shares (VMTP) at a stated value of $25,000 per share. Proceeds from the issuance of VMTP shares were used to redeem 99.9% of the fund’s outstanding Auction Rate Preferred Shares (ARPS) at a price equal to 95% of the ARPS’ per share liquidation preference of $25,000, or $23,750 per share, plus any unpaid dividends.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2012

*	Print name and title of each signing officer under his or her signature.